Notes Payable - Schedule of Outstanding Notes Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes payable, beginning of the period	$ 815,546	$ 287,378	$ 287,378	$ 2,617,970
Forgiveness of note payable	(8,000)		(184,775)
Repayments	(20,551)		(15,486)	(4,379,814)
Amortization of debt discounts	1,789
Notes payable, end of the period	$ 788,784		$ 815,546	$ 287,378